EMPLOYEE BENEFITS - Summary of Share Options Exercised (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	145,630	94,380
Exercise price (in usd per share) | $ / shares	$ 28.18	$ 37.17
Exercise Price, 2018, 55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	2,500	2,500
Exercise price (in usd per share) | $ / shares	$ 55.07	$ 55.07
Exercise Price, 2019, 52.10
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	2,000	0
Exercise price (in usd per share) | $ / shares	$ 52.10	$ 52.10
Exercise Price, 2018, 46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	10,000	20,750
Exercise price (in usd per share) | $ / shares	$ 46.00	$ 46.00
Exercise Price, 2018, 44.97
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	5,000	0
Exercise price (in usd per share) | $ / shares	$ 44.97	$ 44.97
Exercise Price, 2016, 39.37
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	27,000
Exercise price (in usd per share) | $ / shares	$ 39.37	$ 39.37
Exercise Price, 2017, 36.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	7,500	0
Exercise price (in usd per share) | $ / shares	$ 36.30	$ 36.30
Exercise Price, 2016, 32.36
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	45,510	33,920
Exercise price (in usd per share) | $ / shares	$ 32.36	$ 32.36
Exercise Price, 2015, 29.34
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	256	0
Exercise price (in usd per share) | $ / shares	$ 29.34	$ 29.34
Exercise Price, 2016, 29.01
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	834	0
Exercise price (in usd per share) | $ / shares	$ 29.01	$ 29.01
Exercise Price, 2015, 28.31
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	48,713	8,385
Exercise price (in usd per share) | $ / shares	$ 28.31	$ 28.31
Exercise Price, 2014, 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	23,317	1,825
Exercise price (in usd per share) | $ / shares	$ 10.00	$ 10.00